Lease (Tables)	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	A summary of supplemental balance sheet information related to operating leases as of March 31, 2025 and 2024 was as follows:
	As at March 31, 2025	As of March 31, 2024
Lease right-of-use assets, net	$482,489	$730,451

Lease liabilities, current	493,103	634,504
Lease liabilities, non-current	6,412	117,836

Total lease liabilities	$499,515	$752,340

Weighted average remaining lease term	10.7 months	15.6 months

Weighted average discount rate*	3.48%	3.28%

*	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.

Schedule of Lease Right-of-use Assets	In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.
2025
Lease right-of-use assets, net as of March 31, 2024	$730,451
Addition during the fiscal year ended March 31, 2025	882,876
Right-of-use assets modification	(137,128)
Right-of-use assets amortization	(997,605)
Foreign currency translation adjustments	$3,895
Lease right-of-use assets, net as of March 31, 2025	$482,489

Schedule of Total Lease Liabilities
2025
Total lease liabilities as of March 31, 2024	$752,340
Addition during the fiscal year ended March 31, 2025	882,876
Total lease liabilities modification	(137,128)
Repayment	(1,002,588)
Foreign currency translation adjustments	$4,015
Total lease liabilities as of March 31, 2025	$499,515

Schedule of Consolidated Statement of Income and Comprehensive Income(Loss)

A summary of lease expenses recognized in the consolidated statement of income and comprehensive income(loss) for the years ended March 31, 2025 and 2024 and supplemental cash flow information related to operating leases were as follows:

	For the year ended March 31 2025	For the year ended March 31 2024
Operating lease expenses – short-term lease	$46,695	$38,682

Interest for lease liability	34,775	31,882

Right-of-use assets amortization	$997,605	$861,339

Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases

Minimum future lease payments under non-cancellable operating leases described above as of March 31, 2025 were as follows:

As at March 31, 2025
By March 31, 2026	$501,497
By March 31, 2027	6,427
By March 31, 2028	-
By March 31, 2029	$-
Total future lease payments	507,924

Less: present value discount	(8,409)

Total operating lease liabilities	$499,515